Business Combination - Schedule of Fair Value of the Total Consideration (Details) - First Towers [Member]	Dec. 31, 2025 USD ($)
Schedule of Fair Value of the Total Consideration [Line Items]
Cash (via Promissory Note)	$ 14,133,966
Total Consideration Paid	34,432,687
Cash	281,996
Trade and other receivables (note 7)	1,163,221
Prepayments	7,420
Property, plant and equipment, net (note 10)	4,123,220
Right-of-use assets (note 11)	181,206
Goodwill (note 12)	39,572,129
Accounts payable and accrued liabilities	(1,402,638)
Due to related parties	(225,900)
Lease liabilities (note 14)	(189,096)
Loans and borrowings (note 15)	(171,247)
Due to/from Akanda	(8,907,624)
Net Assets Acquired	34,432,687
Class A Special Shares [Member]
Schedule of Fair Value of the Total Consideration [Line Items]
Special shares of total consideration	597,836
Class B Special Shares [Member]
Schedule of Fair Value of the Total Consideration [Line Items]
Special shares of total consideration	$ 19,700,885